Share-Based Compensation (Narrative) (Detail) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period - in years		10
Percentage of increase in restricted stock units		3.24165%
Equity-settled share-based compensation expense		$ 45,900,000	$ 35,300,000	$ 31,500,000
Equity-settled share-based compensation expense related to unvested awards not yet recognized, adjusted for estimated forfeitures	12,600,000	12,600,000
Weighted-average period to recognize equity-settled share-based compensation expense related to unvested awards not yet recognized, in years		1 year 2 months 12 days
Janssen AI [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-settled share-based awards expense		1,500,000	2,400,000	400,000
Shares Available For Issuance From 2012 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance	30,000,000	30,000,000			30,000,000
Shares made available for issuance	30,000,000	30,000,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value expensed over the vesting terms of options that vested		19,000,000	28,800,000	10,800,000
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (years)		One
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (years)		Three
EEPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance	1,497,404	1,497,404	143,761
Shares made available for issuance	4,500,000	4,500,000
Weighted-average fair value of options granted		$ 4.46	$ 2.30	$ 1.84
Common stock at lower of fair market value, percentage		85.00%
Purchase of common stock limited per calendar year, amount		25,000
Common stock shares available for purchase in offering period	2,000
Shares issued					1,500,000
Shares issued		146,357	237,631	470,412
Shares Available For Issuance From 2006 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance	1,292,215	1,292,215	6,082,810
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised		21,000,000	2,900,000	700,000
Total fair value expensed over the vesting terms of options that vested		11,000,000	21,600,000	13,400,000
Weighted-average fair value of options granted		$ 6.24	$ 3.53	$ 3.73
Equity-settled share-based compensation expense		$ 22,600,000	$ 14,000,000	$ 13,400,000
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (years)		One
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (years)		Three